Earnings/(loss) per share - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 181.0	€ 225.2	€ 154.0
Weighted average number of ordinary shares (in shares)	176,570,770	192,519,070	190,504,803
Weighted average number of founder preferred shares (in shares)	1,500,000	1,500,000	1,500,000
Adjusted shares for dilutive impact of 2018 non-executive restricted stock awards (in shares)	0